Note 13: Loans Payable	3 Months Ended
Aug. 31, 2013
Notes
Note 13: Loans Payable

NOTE 13: LOANS PAYABLE

SHORT TERM LOANS

The Company has loans, with no due date, in the amount of $398,249, non-interest bearing and unsecured, with our President, CEO and Director, Jerry G. Mikolajczyk d/b/a Lighthouse Investments.

The Company has a loan, with no due date, in the amount of $20,000, is non-interest bearing and unsecured, with our President, CEO and Director, Jerry G. Mikolajczyk.

On March 28, 2011, the Company entered into Redemption Agreement with Peter Matousek, the Company’s president and director, which provides in part for the Company to redeem from Mr. Matousek a total of 140 million shares of the Company’s common stock at a price of $87,500 or $0.000625 per share. The terms of the stock redemption, agreement is a non-callable 3-year note. The principal will accrue interest at the rate of 0.55% (IRS Short Term AFR – April 2011) per annum, until March 31, 2014 (the “Maturity Date”). Principal plus all accrued interest will be due on the Maturity Date.

On May 31, 2011, Mr. Matousek assigned the unsecured Note Payable of $87,500 plus accrued interest to Comtax Services, Inc. The Company accrued $1,170 interest as of August 31, 2013.

On March 28, 2011, the Company entered into redemption agreements with four shareholders, which in total provided for the redemption of 60 million shares of the Company’s common stock. The purchase price for the 60 million shares totaled $37,500 or $0.000625 per share. The terms of the stock redemption, agreement is a non-callable 3-year note (Notes). The principal will accrue interest at the rate of 0.55% (IRS Short Term AFR – April 2011) per annum, until March 31, 2014 (the “Maturity Date”). Principal plus all accrued interest will be due on the Maturity Date. On July 15, 2011, our President, CEO and Director, Jerry G. Mikolajczyk, acquired 100% interest in Womack Holdings, Inc. Womack Holdings, Inc. holds one of the four Notes payable, $9,375, by the Company. The Company accrued $500 interest as of August 31, 2013 for the four Notes.

Schedule of Short Terms Loans
	August 31, 2013
Other Current Asset	Loan	Interest	Total Loan
Mikolajczyk, Jerry - assigned from Comtax Services, Inc.	$398,249	$0	$398,249
Mikolajczyk, Jerry - Deposit on Series B Preferred Stock	$20,000	$0	$20,000
Stock Redemption - Mikolajczyk acquisition	$9,375	$125	$9,500
Stock Redemption - 3rd party - assigned from Matousek	$87,500	$1,170	$88,670
Stock Redemption - 3rd party	$9,375	$125	$9,500
Stock Redemption - 3rd party	$9,375	$125	$9,500
Stock Redemption - 3rd party	$9,375	$125	$9,500
Total Short Terms Loans	$543,249	$1,670	$544,919

CONVERTIBLE PROMISSORY NOTES (CPN)

CPN#4  - The Company has loans in the amount of $231,160, non-interest bearing, with Comtax Services, Inc. The loans from Comtax Services, Inc. have been provided to the Company as working capital.  On January 12, 2013 the Company amended the Promissory Notes with Comtax Services, Inc. and issued an unsecured one year 10% Convertible Promissory Note (CPN#4) effective October 19, 2012 due on October 18, 2013 for $231,160. The principal and accrued interest is convertible up to 509,520 Series A Preferred Shares at a strike price of $0.50 per Series A Preferred Share with the following rights:

1.       Convertible to one hundred (100) common shares of the Company for each one (1) Series A Preferred Share; and

2.       Voting rights equal to one hundred (100) votes for each Series A Preferred Share.

On April 30, 2013, Comtax Services, Inc. assigned $75,000 of the principal of CPN#4 reducing CPN#4 to $156,160.

On August 15, 2013, Comtax Services, Inc. assigned their interest in $45,000 of the principal of CPN#4 reducing CPN#4 to $111,160 with an option for the Assignee to acquire an additional $45,505 in principal of CPN#4 plus accrued interest. As of August 31, 2013, the Company accrued interest of $14,427.

CPN#4A - On August 15, 2013, the Company negotiated a Securities Exchange and Settlement Agreement (SESA) for $45,000, 10% Convertible Promissory Note (CPN#4A), previously issued on October 19, 2012, assigned from CPN#4, due on October 19, 2013. The SESA allows the Assignee to exchange the debt obligation of the Company in exchange for common stock of the Company pursuant to Section 3(a)(9) of the Securities Act and Rule 144. The SESA allows the Assignee to exchange the debt obligation of the Company based a discount of 50% of the average of the lowest three (3) Closing Bid prices ten (10) Trading Days immediately preceding the date upon which Assignee shall have delivered to the Company the Exchange Notice. The Exchange price shall not be below the par value, $0.0001, of the common stock of the Company, For the period ending August 31, 2013, the Assignee exchanged $28,500 of debt obligation of the Company for common stock of the Company, with $16,500 remaining as a liability by the Company. As of August 31, 2013, the Company accrued interest of $0.0.

CPN#5  - The Company has a loan in the amount of $62,000, non-interest bearing, with Comtax Services, Inc. The loan from Comtax Services, Inc. was provided to the Company as working capital.  On January 12, 2013 the Company amended the Promissory Notes for $62,000 with Comtax Services, Inc. and issued an unsecured one year 10% Convertible Promissory Note (CPN#5) effective December 1, 2012 due on November 30, 2013  for $62,000. The principal and accrued interest is convertible up to 136,400 Series A Preferred Shares at a strike price of $0.50 per Series A Preferred Share with the following rights:

1.       Convertible to one hundred (100) common shares of the Company for each one (1) Series A Preferred Share; and

2.       Voting rights equal to one hundred (100) votes for each Series A Preferred Share.

As of August 31, 2013, the Company accrued interest of $4,654.

CPN#6 - On February 14, 2012, the Company issued a Promissory Note for $100,000 and is carrying a contingent liability of $30,000, with Altmann Revocable Living Trust, Rlt. (ALRT), totaling $130,000 which became due December 31, 2012 with interest calculated at 8% per annum. The Company amended the $100,000 Promissory Note plus accrued interest of $7,036 to an unsecured one year 8% Convertible Promissory Note (CPN#6) effective January 1, 2013 due on January 1, 2014 for $100,000 with accrued interest of $7,036. The principal and accrued interest is convertible into shares of common stock at the discretion of the note holder at the Conversion Price which shall be the greater of: (i) the Variable Conversion Price and (ii) the Fixed Conversion Price (subject to equitable adjustments for stock splits, stock dividends or rights offerings by the Company relating to the Company's securities or the securities of any subsidiary of the Company, combinations, recapitalization, reclassifications, extraordinary distributions and similar events). The "Variable Conversion Price is 80% of the Market Price. "Market Price" means the average of the Closing Prices (as defined below) for the Common Stock during the five (5) Trading Day period ending one Trading Day prior to the date the Conversion Notice is sent by the Holder to the Company via facsimile (the "Conversion Date"). "Closing Price" means, for any security as of any date, the closing price on the OTCQB (or such other OTC Markets or OTC Tiers, stock markets or stock exchange upon which the Company’s common stock is listed or traded). The note holder is limited to owning 4.99% of the Company’s issued and outstanding shares. The Company may prepay CPN#6 in advance in full or in part at any time and from time to time without premium or penalty. "Fixed Conversion Price" shall mean $0.0001. As of August 31, 2013, the Company accrued interest of $12,362.

CPN#7 - On June 25, 2012, the Company issued an unsecured Promissory Note for $25,000 to a 3rd party due on July 16, 2012 with a default penalty of $2,500, default interest at 20% per annum plus late fees. The Promissory Note was renegotiated with a due date of December 31, 2012. The Company paid the 3rd party $7,958.04 in interest, default fees and late fees for the period June 25, 2012 and December 31, 2012. The Company amended the $25,000 Promissory Note plus default penalty of  $2,500 to an unsecured one year 20% Convertible Promissory Note (CPN#7) effective January 1, 2013 due on August 1, 2013. The principal and accrued interest is convertible into shares of common stock at the discretion of the note holder at the Conversion Price which shall be the greater of: (i) the Variable Conversion Price and (ii) the Fixed Conversion Price (subject to equitable adjustments for stock splits, stock dividends or rights offerings by the Company relating to the Company's securities or the securities of any subsidiary of the Company, combinations, recapitalization, reclassifications, extraordinary distributions and similar events). The "Variable Conversion Price is 80% of the Market Price. "Market Price" means the average of the Closing Prices (as defined below) for the Common Stock during the five (5) Trading Day period ending one Trading Day prior to the date the Conversion Notice is sent by the Holder to the Company via facsimile (the "Conversion Date"). "Closing Price" means, for any security as of any date, the closing price on the OTCQB (or such other OTC Markets or OTC Tiers, stock markets or stock exchange upon which the Company’s common stock is listed or traded). The note holder is limited to owning 4.99% of the Company’s issued and outstanding shares. The Company may prepay CPN#7 in advance in full or in part at any time and from time to time without premium or penalty. "Fixed Conversion Price" shall mean $0.0001. As of August 31, 2013, the Company accrued interest of $3,662.

CPN#8 - On April 30, 2013, the Company issued an amended unsecured one year 8% Convertible Promissory Note (CPN#8) for $75,000 previously issued on October 19, 2012, assigned from CPN#4, due on October 19, 2013. The principal and accrued interest is convertible into shares of common stock at the discretion of the note holder. The Conversion Price (the “Conversion Price”) shall be the greater of: (i) the Variable Conversion Price (as defined herein) and (ii) the Fixed Conversion Price (subject to equitable adjustments for stock splits, stock dividends or rights offerings by the Company relating to the Company’s securities or the securities of any subsidiary of the Company, combinations, recapitalization, reclassifications, extraordinary distributions and similar events). The “Variable Conversion Price” shall mean 50% multiplied by the Market Price (as defined herein) (representing a discount rate of 50%). “Market Price” means the average of the lowest three (3) Closing Prices (as defined below) for the Common Stock during the five (5) Trading Day period ending one Trading Day prior to the date the Conversion Notice is sent by the Holder to the Company via facsimile (the “Conversion Date”).  “Closing Price” means, for any security as of any date, the closing price on the Over-the-Counter Bulletin Board (the “OTCQB”) as reported by a reliable reporting service (“Reporting Service”) mutually acceptable to Company and Holder, or, if the OTCQB is not the principal trading market for such security, the closing price of such security on the principal securities exchange or trading market where such security is listed or traded or, if no closing price of such security is available in any of the foregoing manners, the average of the closing prices of any market makers for such security that are listed in the “pink sheets” by the National Quotation Bureau, Inc.  If the Closing Price cannot be calculated for such security on such date in the manner provided above, the Trading Price shall be the fair market value as mutually determined by the Company and the holders of a majority in interest of the Notes being converted for which the calculation of the Closing Price is required in order to determine the Conversion Price of such Notes.  “Trading Day” shall mean any day on which the Common Stock is traded for any period on the OTCQB, or on the principal securities exchange or other securities market on which the Common Stock is then being traded. The “Fixed Conversion Price” shall mean $0.0001. The Company shall have the right, exercisable on not less than three (3) Trading Days prior written notice to the Holder of the Note to prepay the outstanding Note (principal and accrued interest), in full, of an amount in cash (the “Prepayment Amount”) equal to 150%, multiplied by the sum of: (a) the then outstanding principal amount of CPN#8  plus (b) accrued and unpaid interest on the unpaid principal amount of CPN#8 to the Prepayment Date plus (c) Default Interest, if any, on the amounts referred to in clauses (a) and (b). For the period ending August 31, 2013, the Assignee converted $48,350 of debt obligation of the Company with $26,650 remaining as a liability by the Company. As of August 31, 2013, the Company accrued interest of $1,595.

CPN#9 - The Company issued an unsecured 9 month 8% Convertible Promissory Note (CPN#9) on May 2, 2013 due on February 6, 2014 for $32,500. The principal and accrued interest is convertible into shares of common stock at the discretion of the note holder.  The Conversion Price shall be the greater of: (i) the Variable Conversion Price (as defined herein) and (ii) the Fixed Conversion Price (subject, in each case, to equitable adjustments for stock splits, stock dividends or rights offerings by the Company relating to the Company’s securities or the securities of any subsidiary of the Company, combinations, recapitalization, reclassifications, extraordinary distributions and similar events). The "Variable Conversion Price" shall mean 55% multiplied by the Market Price (representing a discount rate of 45%). "Market Price" means the average of the lowest three (3) Trading Prices for the Common Stock during the ten (10) Trading Day period ending on the latest complete Trading Day prior to the Conversion Date. "Trading Price" means, for any security as of any date, the closing bid price on the Over-the-Counter Bulletin Board or applicable trading market as reported by a reliable reporting service designated by the note holder. The note holder is limited to owning 4.99% of the Company’s issued and outstanding shares. Default interest is 22% per annum should the Company default on the CPN#9. The Company may prepay CPN#9 at any time for the period beginning on the date of the CPN#9 and ending on the date which is ninety (90) days following the date of the CPN#9, the CPN#9 may be prepaid by the Company upon payment to the note holder of an amount equal to the outstanding principal amount of the CPN#9 multiplied by 125% together with accrued and unpaid interest thereon. At any time during the period beginning on the ninety (91) day from the date of the CPN#9 and ending on the date which is one hundred twenty (120) days following the date of CPN#9, the Company may prepay the CPN#9 to the note holder upon payment of an amount equal to the outstanding principal amount of the CPN#9 multiplied by 135% together with accrued and unpaid interest thereon. At any time during the period beginning on the date which is one hundred twenty one (121) days from the date of the CPN#9 and ending on one hundred eighty (180) days following the date of this CPN#9, the Company may prepay the CPN#9 to the note holder upon payment of an amount equal to the outstanding principal amount of the CPN#9 multiplied by 145% together with accrued and unpaid interest thereon. After the expiration of one hundred eighty (180) days following the date of the CPN#9, the Company shall have no right of prepayment. The floor price of $0.00005. As of August 31, 2013, the Company accrued interest of $862.

CPN#10 - The Company issued an unsecured 9 month 8% Convertible Promissory Note (CPN#10) on May 13, 2013 due on February 17, 2014 for $42,500. The principal and accrued interest is convertible into shares of common stock at the discretion of the note holder. The Conversion Price shall be the greater of: (i) the Variable Conversion Price and (ii) the Fixed Conversion Price (subject, in each case, to equitable adjustments for stock splits, stock dividends or rights offerings by the Company relating to the Company’s securities or the securities of any subsidiary of the Company, combinations, recapitalization, reclassifications, extraordinary distributions and similar events). The "Variable Conversion Price" shall mean 55% multiplied by the Market Price (representing a discount rate of 45%). "Market Price" means the average of the lowest three (3) Trading Prices for the Common Stock during the ten (10) Trading Day period ending on the latest complete Trading Day prior to the Conversion Date. "Trading Price" means, for any security as of any date, the closing bid price on the Over-the-Counter Bulletin Board or applicable trading market as reported by a reliable reporting service designated by the note holder. The note holder is limited to owning 4.99% of the Company’s issued and outstanding shares. Default interest is 22% per annum should the Company default on the CPN#10. The Company may prepay CPN#10 at any time for the period beginning on the date of the CPN#10 and ending on the date which is ninety (90) days following the date of the CPN#10, the CPN#10 may be prepaid by the Company upon payment to the note holder of an amount equal to the outstanding principal amount of the CPN#10 multiplied by 125% together with accrued and unpaid interest thereon. At any time during the period beginning on the ninety (91) day from the date of the CPN#10 and ending on the date which is one hundred twenty (120) days following the date of CPN#10, the Company may prepay the CPN#10 to the note holder upon payment of an amount equal to the outstanding principal amount of the CPN#10 multiplied by 135% together with accrued and unpaid interest thereon. At any time during the period beginning on the date which is one hundred twenty one (121) days from the date of the CPN#10 and ending on one hundred eighty (180) days following the date of this CPN#10, the Company may prepay the CPN#10 to the note holder upon payment of an amount equal to the outstanding principal amount of the CPN#10 multiplied by 145% together with accrued and unpaid interest thereon. After the expiration of one hundred eighty (180) days following the date of the CPN#10, the Company shall have no right of prepayment. The floor price of $0.00005. As of August 31, 2013, the Company accrued interest of $1,025.

CPN#11 - The Company issued an unsecured 9 month 8% Convertible Promissory Note (CPN#11) on May 29, 2013 due on March 1, 2014 for $37,750. The principal and accrued interest is convertible into shares of common stock at the discretion of the note holder. The conversion price (the “Conversion Price”) shall equal the greater of (i) the Variable Conversion Price and (ii) the Fixed Conversion Price (subject to equitable adjustments for stock splits, stock dividends or rights offerings by the Company relating to the Company’s securities or the securities of any subsidiary of the Company, combinations, recapitalization, reclassifications, extraordinary distributions and similar events).  The "Variable Conversion Price" shall mean 57.5% multiplied by the Market Price (as defined herein) (representing a discount rate of 42.5%).  “Market Price” means the average of the lowest three (3) Trading Prices (as defined below) for the Common Stock during the ten (10) Trading Day period ending on the latest complete Trading Day prior to the Conversion Date.  “Trading Price” means, for any security as of any date, the closing bid price on the Over-the-Counter Bulletin Board (the “OTCQB”), OTCQB or applicable trading market as reported by a reliable reporting service (“Reporting Service”) designated by the Holder or, if the OTCQB is not the principal trading market for such security, the closing bid price of such security on the principal securities exchange or trading market where such security is listed or traded or, if no closing bid price of such security is available in any of the foregoing manners, the average of the closing bid prices of any market makers for such security that are listed in the “pink sheets” by the National Quotation Bureau, Inc.  In the case that the Company’s Common Stock is not deliverable by DWAC, an additional 5% discount will apply.  In the case that the Company’s Common Stock is “chilled” for deposit into the DTC system and only eligible for clearing deposit, an additional 7.5% discount shall apply.  If the Trading Price cannot be calculated for such security on such date in the manner provided above, the Trading Price shall be the fair market value as mutually determined by the Company and the holders of a majority in interest of the Notes being converted for which the calculation of the Trading Price is required in order to determine the Conversion Price of such Notes.  “Trading Day” shall mean any day on which the Common Stock is tradable for any period on the OTCQB, OTCQB or on the principal securities exchange or other securities market on which the Common Stock is then being traded.  “Fixed Conversion Price” shall mean $0.00005. The Company may prepay the amounts outstanding hereunder pursuant to the following terms and conditions:  (I) at any time during the period beginning on the Issue Date and ending on the date which is thirty (30) days following the Issue Date, the Company shall have the right, exercisable on not less than three (3) Trading Days prior written notice to the Holder of CPN#11 to prepay the outstanding CPN#11 (principal and accrued interest), in full by making a payment to the Holder of an amount in cash equal to 125%, multiplied by the sum of: (w) the then outstanding principal amount of CPN#11 plus (x) accrued and unpaid interest on the unpaid principal amount of  CPN#11 plus (y) Default Interest; (II) at any time during the period beginning the day which is thirty one (31) days following the Issue Date and ending on the date which is sixty (60) days following the Issue Date, the Company shall have the right, exercisable on not less than three (3) Trading Days prior written notice to the Holder of CPN#11 to prepay the outstanding CPN#11 (principal and accrued interest), in full by making a payment to the Holder of an amount in cash equal to 130%, multiplied by the sum of: (w) the then outstanding principal amount of  CPN#11 plus (x) accrued and unpaid interest on the unpaid principal amount of CPN#11 plus (y) Default Interest; (III) at any time during the period beginning the day which is sixty one (61) days following the Issue Date and ending on the date which is ninety(90) days following the Issue Date, the Company shall have the right, exercisable on not less than three (3) Trading Days prior written notice to the Holder of CPN#11 to prepay the outstanding CPN#11 (principal and accrued interest), in full by making a payment to the Holder of an amount in cash equal to 135%, multiplied by the sum of: (w) the then outstanding principal amount of CPN#11 plus (x) accrued and unpaid interest on the unpaid principal amount of  CPN#11 plus (y) Default Interest; (IV) at any time during the period beginning the day which is ninety one (91) days following the Issue Date and ending on the date which is one hundred twenty (120) days following the Issue Date, the Company shall have the right, exercisable on not less than three (3) Trading Days prior written notice to the Holder of CPN#11 to prepay the outstanding CPN#11 (principal and accrued interest), in full by making a payment to the Holder of an amount in cash equal to 140%, multiplied by the sum of: (w) the then outstanding principal amount of CPN#11 plus (x) accrued and unpaid interest on the unpaid principal amount of CPN#11 plus (y) Default Interest; (V) at any time during the period beginning the day which is one hundred twenty one (121) days following the Issue Date and ending on the date which is one hundred fifty (150) days following the Issue Date, the Company shall have the right, exercisable on not less than three (3) Trading Days prior written notice to the Holder of CPN#11 to prepay the outstanding CPN#11 (principal and accrued interest), in full by making a payment to the Holder of an amount in cash equal to 145%, multiplied by the sum of: (w) the then outstanding principal amount of CPN#11 plus (x) accrued and unpaid interest on the unpaid principal amount of CPN#11 plus (y) Default Interest; (VI) at any time during the period beginning the day which is one hundred fifty one (151) days following the Issue Date and ending on the date which is one hundred eighty (180) days following the Issue Date, the Company shall have the right, exercisable on not less than three (3) Trading Days prior written notice to the Holder of CPN#11 to prepay the outstanding CPN#11 (principal and accrued interest), in full by making a payment to the Holder of an amount in cash equal to 150%, multiplied by the sum of: (w) the then outstanding principal amount of CPN#11 plus (x) accrued and unpaid interest on the unpaid principal amount of CPN#11 plus (y) Default Interest; (VII) after the expiration of one hundred eighty (180) following the date of CPN#11, the Company shall have no right of prepayment. As of August 31, 2013, the Company accrued interest of $778.

CPN#12 - On June 5, 2013, the Company issued an unsecured Convertible Promissory Note (CPN#12) for $250,000 plus accrued and unpaid interest and other fees with a $25,000 original issue discount (the “OID”). The Note Holder paid $25,000 consideration on closing of CPN#12 (CPN#12A). The Note Holder may pay additional consideration to the Company in such amounts and at such dates as Note Holder may choose in its sole discretion. The Maturity Date is one year from the effective date of each payment (the “Maturity Date”) and is the date upon which the Principal Sum of the Note, as well as any unpaid interest and other fees, shall be due and payable. The Conversion Price is the lesser of $0.006 or 60% of the average of the two lowest trade prices in the 25 trading days previous to the conversion, but no lower than $0.00005 (in the case that conversion shares are not deliverable by DWAC an additional 10% discount will apply; and if the shares are ineligible for deposit into the DTC system and only eligible for Xclearing deposit an additional 5% discount shall apply; in the case of both an additional cumulative 15% discount shall apply). Unless otherwise agreed in writing by both parties, at no time will the Note Holder convert any amount of the Note into common stock that would result in the Note Holder owning more than 4.99% of the common stock outstanding. The Company may repay the CPN at any time on or before 90 days from the effective date, after which the Company may not make further payments on the CPN prior to the Maturity Date without written approval from Note Holder. If the Company repays the CPN on or before 90 days from the effective date, the Interest Rate shall be zero percent (0%). If the Company does not repay the CPN on or before 90 days from the effective date, a one-time Interest charge of 12% shall be applied to the Principal Sum. Any interest payable is in addition to the OID, and that OID (or prorated OID, if applicable) remains payable regardless of time and manner of payment by Borrower. CPN#12 is structured to be advanced to the Company at the discretion of the Note Holder. The Company has drawn down $25,000 of the $225,000 allowable and is obligated to $2,778 of the OID ($25,000/$225,000 x $25,000 (OID)), a total of $27,778. As of August 31, 2013, the Company accrued interest of $2,685.

CPN#13 - On July 2, 2013, the Company issued an unsecured 9 month 8% Convertible Promissory Note (CPN#13) due on April 8, 2014 for $32,500. The principal and accrued interest is convertible into shares of common stock at the discretion of the note holder.  The Conversion Price shall be the greater of: (i) the Variable Conversion Price and (ii) the Fixed Conversion Price (subject, in each case, to equitable adjustments for stock splits, stock dividends or rights offerings by the Company relating to the Company’s securities or the securities of any subsidiary of the Company, combinations, recapitalization, reclassifications, extraordinary distributions and similar events). The "Variable Conversion Price" shall mean 55% multiplied by the Market Price (representing a discount rate of 45%). "Market Price" means the average of the lowest three (3) Trading Prices for the Common Stock during the ten (10) Trading Day period ending on the latest complete Trading Day prior to the Conversion Date. "Trading Price" means, for any security as of any date, the closing bid price on the Over-the-Counter Bulletin Board or applicable trading market as reported by a reliable reporting service designated by the note holder. The note holder is limited to owning 4.99% of the Company’s issued and outstanding shares. Default interest is 22% per annum should the Company default on the CPN#13. The Company may prepay CPN#13 at any time for the period beginning on the date of the CPN#13 and ending on the date which is ninety (90) days following the date of the CPN#13, the CPN#13 may be prepaid by the Company upon payment to the note holder of an amount equal to the outstanding principal amount of the CPN#13 multiplied by 125% together with accrued and unpaid interest thereon. At any time during the period beginning on the ninety (91) day from the date of the CPN#13 and ending on the date which is one hundred twenty (120) days following the date of CPN#13, the Company may prepay the CPN#13 to the note holder upon payment of an amount equal to the outstanding principal amount of the CPN#13 multiplied by 135% together with accrued and unpaid interest thereon. At any time during the period beginning on the date which is one hundred twenty one (121) days from the date of the CPN#13 and ending on one hundred eighty (180) days following the date of this CPN#13, the Company may prepay the CPN#13 to the note holder upon payment of an amount equal to the outstanding principal amount of the CPN#13 multiplied by 145% together with accrued and unpaid interest thereon. After the expiration of one hundred eighty (180) days following the date of the CPN#13, the Company shall have no right of prepayment. The floor price of $0.00005. As of August 31, 2013, the Company accrued interest of $427.

CPN#14 - On August 1, 2013, the Company issued an unsecured 7 month 8% Convertible Promissory Note (CPN#14) due on March 1, 2014 for $15,000 for value of services rendered. The principal and accrued interest is convertible into shares of common stock at the discretion of the note holder. The note holder may convert all or a portion of the principal amount of CPN#14 into shares of Common Stock at a Conversion Price for each share of Common Stock equal to the higher of (a) $0.0001 subject to adjustment for any future stock splits, reverse stock split, stock dividend, etc., or (b) the Current Market Price multiplied by sixty percent (60%) (the "Conversion Price"). "Current Market Price" means the average of the three lowest closing bid price for the Common Stock as reported by Bloomberg, LP or, if not so reported, as reported on the over-the-counter market, for the five (5) trading days ending on the trading day immediately before the relevant Conversion Date. The Company may prepay CPN#14 without any penalty. As of August 31, 2013, the Company accrued interest of $99.

CPN#15 - On August 29, 2013, the Company issued an unsecured 9 month 8% Convertible Promissory Note (CPN#15) due on June 3, 2014 for $32,500. The funds were deposited on September 12, 2013. The principal and accrued interest is convertible into shares of common stock at the discretion of the note holder.  The Conversion Price shall be the greater of: (i) the Variable Conversion Price and (ii) the Fixed Conversion Price (subject, in each case, to equitable adjustments for stock splits, stock dividends or rights offerings by the Company relating to the Company’s securities or the securities of any subsidiary of the Company, combinations, recapitalization, reclassifications, extraordinary distributions and similar events). The "Variable Conversion Price" shall mean 55% multiplied by the Market Price (representing a discount rate of 45%). "Market Price" means the average of the lowest three (3) Trading Prices for the Common Stock during the ten (10) Trading Day period ending on the latest complete Trading Day prior to the Conversion Date. "Trading Price" means, for any security as of any date, the closing bid price on the Over-the-Counter Bulletin Board or applicable trading market as reported by a reliable reporting service designated by the note holder. The note holder is limited to owning 4.99% of the Company’s issued and outstanding shares. Default interest is 22% per annum should the Company default on the CPN#15. The Company may prepay CPN#15 at any time for the period beginning on the date of the CPN#15 and ending on the date which is ninety (90) days following the date of the CPN#15, the CPN#15 may be prepaid by the Company upon payment to the note holder of an amount equal to the outstanding principal amount of the CPN#15 multiplied by 125% together with accrued and unpaid interest thereon. At any time during the period beginning on the ninety (91) day from the date of the CPN#15 and ending on the date which is one hundred twenty (120) days following the date of CPN#15, the Company may prepay the CPN#15 to the note holder upon payment of an amount equal to the outstanding principal amount of the CPN#15 multiplied by 135% together with accrued and unpaid interest thereon. At any time during the period beginning on the date which is one hundred twenty one (121) days from the date of the CPN#15 and ending on one hundred eighty (180) days following the date of this CPN#15, the Company may prepay the CPN#15 to the note holder upon payment of an amount equal to the outstanding principal amount of the CPN#15 multiplied by 145% together with accrued and unpaid interest thereon. After the expiration of one hundred eighty (180) days following the date of the CPN#15, the Company shall have no right of prepayment. The floor price of $0.00005. As of August 31, 2013, the Company accrued interest of $0.0.

ASC DISCLOSURE

In accordance with ASC 470-20 Debt with Conversion and Other Options, the Company $72,500 in new Convertible Promissory Notes (CPN"s) for the quarter ended August 31, 2013 and $653,410 for the year ended May 31, 2013. The Company recorded total debt discounts of $55,109, and $379,486 for the variable conversion feature of the convertible debts incurred during the quarter ended August 31, 2013 and year ended May 31, 2013, respectively. The discount will be amortized to debt discount over the term of the debentures using the effective interest method. The Company recorded $124,859 and $116,950 of debt discount expense pursuant to the amortization of the convertible promissory note discounts during the quarter ended August 31, 2013 and year ended May 31, 2013, respectively. The Company discharged $114,350 of the CPN's through share conversion for the period ended August 31, 2013 and $82,500 for the year ended May 31, 2013. The conversions resulted in the Company capitalizing unamortized discount of zero for the quarter ended August 31, 2013 and $51,180 for the year ended May 31, 2013. The Company recorded $12,010 and $33,564 of accrued interest payable for convertible promissory notes during the quarter ended August 31, 2013 and year ended May 31, 2013, respectively.

In accordance with ASC 815-15, the Company determined that the variable conversion feature and shares to be issued are not embedded derivative features, and these are included in Loan Payable on the balance sheet.